UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

13F CONP 2/13/08

Form 13F

Form 13F COVER PAGE – CONFIDENTIAL PORTION [redacted]

08015689

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [ ]; Amendment Number:__________
This Amendment (Check only one.): [ ] is a restatement
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

CONFIDENTIAL TREATMENT EXPIRED

Name: Lehman Brothers Holdings Inc.
Address: 745 Seventh Avenue
New York, New York 10019

Form 13F File Number: 28-3182

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: James J. Killerlane III
Title: Vice President
Phone: 212 526-1695

PROCESSED
SEP 09 2008
THOMSON REUTERS

Signature, Place and Date of Signing:

New York, NY August 14, 2007

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by another reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

NON-PUBLIC

Confidential Treatment Request

FORM 13F SUMMARY PAGE – CONFIDENTIAL PORTION

13FCON

Report Summary:

Number of Other Included Managers:	1
Form 13F Information Table Entry Total:	16
Form 13F Information Table Value Total	1,325,178 (thousands)

Please note that this submission consists solely of confidential information omitted from the publicly available Form 13F filed concurrently by the Reporting Manager with the Securities and Exchange Commission.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.	Form 13F File Number	Name
1	28-1159	Lehman Brothers Inc.

NAME OF ISSUER	TITLE OF CLASS	CUSIP	VALUE (X$1000)	SHRS OR PRN AMT	SH/ PRN	PUT/ CALL	INVESTMENT DISCRETION	OTHER MANAGERS	VOTING AUTHORITY SOLE	SHARED	NONE
ALLIANCE DATA SYSTEM CORP	COMMON	018581108	135240	1750000	SH		DEFINED	01	1750000	0	0
ALLTEL CORP	COMMON	020039103	253312	3750000	SH		DEFINED	01	3750000	0	0
AVAYA INC	COMMON	053499109	76189	4524300	SH		DEFINED	01	4524300	0	0
CDW CORP	COMMON	12512N105	106212	1250000	SH		DEFINED	01	1250000	0	0
CT COMMUNICATIONS INC	COMMON	126426402	12204	400000	SH		DEFINED	01	400000	0	0
COMMUNITY BANKS INC	COMMON	203628102	11650	361600	SH		DEFINED	01	361600	0	0
CYTYC CORP	COMMON	232946103	96997	2250000	SH		DEFINED	01	2250000	0	0
FIRST REPUBLIC BANK	COMMON	336158100	41345	770500	SH		DEFINED	01	770500	0	0
FLORIDA ROCK INDUSTRIES INC	COMMON	341140101	94824	1404800	SH		DEFINED	01	1404800	0	0
GREATER BAY BANCORP	COMMON	391648102	33408	1200000	SH		DEFINED	01	1200000	0	0
HARRAHS ENTERTAINMENT INC	COMMON	413619107	255780	3000000	SH		DEFINED	01	3000000	0	0
MAF BANCORP INC	COMMON	55261R108	46121	850000	SH		DEFINED	01	850000	0	0
OAKLEY INC	COMMON	673662102	14200	500000	SH		DEFINED	01	500000	0	0
PATHMARK STORES INC	COMMON	70322A101	16200	1250000	SH		DEFINED	01	1250000	0	0
STATION CASINOS INC	COMMON	857689103	122466	1410900	SH		DEFINED	01	1410900	0	0
TIERONE CORPORATION	COMMON	88650R108	9030	300000	SH		DEFINED	01	300000	0	0

END